Assets and Liabilities Held for Sale - Additional Information (Detail) $ in Millions	3 Months Ended
Sep. 30, 2018 USD ($)
Fluid Pressure & Controls Business [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of property plant and equipment	$ 1,230